Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity
27.	Equity:

(a)	Capital

(i)	Authorized, subscribed and paid shares:

As of December 31, 2024, the paid-in capital of Banco de Chile is represented by 101,017,081,114 registered shares (101,017,081,114 in 2023), with no par value, subscribed and fully paid.

	As of December 31, 2024
Corporate Name or Shareholders’s name	Number of Shares	% of Equity Holding

LQ Inversiones Financieras S.A.	46,815,289,329	46.344%
Banco de Chile on behalf of State Street	6,125,765,969	6.064%
Banchile Corredores de Bolsa S.A	5,123,539,720	5.072%
Banco Santander on behalf of foreign investors	5,080,833,862	5.030%
Inversiones LQ-SM Limitada	4,854,988,014	4.806%
JP Morgan Chase Bank	3,041,703,508	3.011%
Banco de Chile on behalf of non-resident third parties	2,666,777,747	2.640%
Banco Santander Chile	1,941,976,163	1.922%
Ever Chile SPA	1,888,369,814	1.869%
Ever 1 BAE SPA	1,166,584,950	1.155%
Larraín Vial S.A. Corredora de Bolsa	1,042,343,304	1.032%
Banco de Chile on behalf of Citibank New York	1,038,850,995	1.028%
BCI Corredores de Bolsa S.A.	989,711,426	0.980%
Inversiones Avenida Borgoño Limitada	728,439,279	0.721%
Santander Corredores de Bolsa Limitada	581,788,686	0.576%
A.F.P Habitat S.A. for A Fund	527,598,687	0.522%
Valores Security S.A. Corredores de Bolsa	516,192,449	0.511%
A.F.P Cuprum S.A. for A Fund	492,665,765	0.488%
Inversiones CDP SPA	487,744,912	0.483%
BTG Pactual Chile S.A. Corredores de Bolsa	463,503,644	0.459%
Subtotal	85,574,668,223	84.713%
Others shareholders	15,442,412,891	15.287%
Total	101,017,081,114	100.000%
	As of December 31, 2023
Corporate Name or Shareholders’s name	Number of Shares	% of Equity Holding

LQ Inversiones Financieras S.A.	46,815,289,329	46.344%
Banco de Chile on behalf of State Street	5,912,541,950	5.853%
Banco Santander on behalf of foreign investors	5,218,796,247	5.166%
Banchile Corredores de Bolsa S.A. on behalf of third parties	5,093,108,613	5.042%
Inversiones LQ-SM Limitada	4,854,988,014	4.806%
Banco de Chile on behalf of non-resident third parties	4,366,453,313	4.322%
Banco de Chile on behalf of Citibank New York	1,928,215,358	1.909%
Ever Chile SPA	1,888,369,814	1.869%
JP Morgan Chase Bank	1,540,646,308	1.525%
Inversiones Avenida Borgoño SPA	1,190,565,316	1.179%
Ever 1 BAE SPA	1,166,584,950	1.155%
Banco Santander Chile	1,036,254,726	1.026%
Larraín Vial S.A. Corredora de Bolsa	1,031,817,268	1.021%
A.F.P Habitat S.A. for A Fund	599,181,211	0.593%
BCI Corredores de Bolsa S.A.	560,782,315	0.555%
Valores Security S.A. Corredores de Bolsa	516,827,332	0.512%
Inversiones CDP SPA	487,744,912	0.483%
A.F.P Cuprum S.A. for A Fund	486,057,153	0.481%
Santander Corredores de Bolsa Limitada	477,871,060	0.473%
BTG Pactual Chile S.A. Corredores de Bolsa	456,328,957	0.452%
Subtotal	85,628,424,146	84.766%
Others shareholders	15,388,656,968	15.234%
Total	101,017,081,114	100.000%
(ii)	Shares:

The following table shows the share movements from December 31, 2022 to December 31, 2024:

Total
Ordinary
Shares
Total shares as of December 31, 2022	101,017,081,114

Total shares as of December 31, 2023	101,017,081,114

Total shares as of December 31, 2024	101,017,081,114

(b)	Approval and payment of dividends:

At the Bank Ordinary Shareholders’ Meeting held on March 28, 2024, the distribution and payment of dividend No. 212 of Ch$8.07716286860 per share of the Banco de Chile was approved, with charge to the net distributable income for the year ended as of December 31, 2023. The dividends paid in the year 2024 amounted to Ch$815,932 million.

At the Bank Ordinary Shareholders’ Meeting held on March 23, 2023, the distribution and payment of dividend No. 211 of Ch$8.58200773490 per share of the Banco de Chile was approved, with charge to the net distributable income for the year ended as of December 31, 2022. The dividends paid in the year 2023 amounted to Ch$866,929 million.

(c)	Provision for minimum dividends:

The Chilean Corporations Law mandates a minimum distribution of 30% of distributable income. Accordingly, the Bank recorded a liability under the line item “Provision for dividends” for an amount of Ch$362,218 million (Ch$373,090 million in December 31, 2023) against “Retained earnings”.

(d)	Earnings per share:

(i)	Basic earnings per share:

Basic earnings per share are determined by dividing the net income attributable to the Bank ordinary equity holders in a period between the weighted average number of shares outstanding during that period, excluding the average number of own shares held throughout the period.

(ii)	Diluted earnings per share:

In order to calculate the diluted earnings per share, both the amount of income attributable to common shareholders and the weighted average number of shares outstanding, net of own shares, must be adjusted for all the inherent dilutive effects to the potential common shares (stock options, warrants and convertible debt).

The following table shows the income and share data used in the calculation of EPS:

	As of December 31,
	2024	2023	2022
Basic earnings per share:
Net profits attributable to ordinary equity holders of the bank (in million Chilean pesos)	1,248,476	1,374,026	1,445,799
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Earning per shares (in Chilean pesos)	12.36	13.60	14.31

Diluted earnings per share:
Net profits attributable to ordinary equity holders of the bank (in million Chilean pesos)	1,248,476	1,374,026	1,445,799
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Assumed conversion of convertible debt	—	—	—
Adjusted number of shares	101,017,081,114	101,017,081,114	101,017,081,114
Diluted earnings per share (in Chilean pesos)	12.36	13.60	14.31

As of December 31, 2024, 2023 and 2022, the Bank does not have instruments that generate dilutive effects.

(e)	Other comprehensive income:

Below is the composition and changes of accumulated other comprehensive income as of December 31, 2024, 2023 and 2022:

	Elements that will not be reclassified in profit or loss				Elements that can be reclassified in profit or loss
	New measurements of net defined benefit liability and actuarial results for other employee benefit plans	Fair value changes of equity instruments designated as at fair value through other comprehensive income	Income tax	Subtotal	Fair value changes of financial assets at fair value through other comprehensive income	Cash flow accounting hedge	Participation in other comprehensive income of entities registered under the equity method	Income tax	Subtotal	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1, 2022	—	4,123	(1,116)	3,007	(45,468)	111,694	(21)	(27,595)	38,610	41,617
Other comprehensive income for the year	(130)	179	(12)	37	48,076	(215,476)	(169)	58,977	(108,592)	(108,555)
Reclassifications from reserves	(208)	—	57	(151)	(2,340)	—	—	—	(2,340)	(2,491)
Balances as of December 31, 2022	(338)	4,302	(1,071)	2,893	268	(103,782)	(190)	31,382	(72,322)	(69,429)

Opening balances as of January 1, 2023	(338)	4,302	(1,071)	2,893	268	(103,782)	(190)	31,382	(72,322)	(69,429)
Other comprehensive income for the year	(75)	5,367	(1,429)	3,863	8,874	113,183	116	(32,365)	89,808	93,671
Balances as of December 31, 2023	(413)	9,669	(2,500)	6,756	9,142	9,401	(74)	(983)	17,486	24,242

Opening balances as of January 1, 2024	(413)	9,669	(2,500)	6,756	9,142	9,401	(74)	(983)	17,486	24,242
Other comprehensive income for the year	115	(212)	893	796	(4,664)	(21,798)	26	5,175	(21,261)	(20,465)
Balances as of December 31, 2024	(298)	9,457	(1,607)	7,552	4,478	(12,397)	(48)	4,192	(3,775)	3,777

(f)	Retained earnings from previous years:

During the year 2024, the Ordinary Shareholders Meeting of Banco de Chile agreed to deduct and withhold from the year 2023 liquid income, an amount equivalent to the value effect of the monetary unit of paid capital and reserves according to the variation in the Consumer Price Index, which occurred between November 2022 and November 2023, amounting to Ch$223,720 million. Additionally, the board determined to retain 20% of the distributable net profit, equivalent to Ch$203,983 million.